Changes in Capital Accounts	12 Months Ended
Dec. 31, 2018
Changes in Capital Accounts

7. Changes in Capital Accounts

(a) Reverse Stock Splits: During 2016 and 2017, the Company effected six reverse stock splits of its common shares, each which was approved by the Company’s shareholders. More specifically, the Company effected: (i) on June 9, 2016, a one-for-eight reverse stock split, which was approved by shareholders at the Company’s 2016 Annual Meeting of Shareholders held on February 24, 2016; (ii) on July 5, 2017, a one-for-seven reverse stock split; on July 27, 2017, a one-for-six reverse stock split; on August 24, 2017, a one-for-seven reverse stock split; and on September 25, 2017, a one-for-three reverse stock split, each approved by shareholders at the Company’s 2017 Annual Meeting of Shareholders held on June 29, 2017; and (iii) on November 2, 2017, a one-for-seven reverse stock split, which was approved by shareholders at the Company’s Special Meeting of Shareholders held on October 26, 2017. No fractional shares were issued in connection with the reverse splits. Shareholders who would otherwise hold fractional shares of the Company’s common stock received a cash payment in lieu of such fractional share.

(b) Issuance of Series B Preferred Stock and Warrants to purchase Series B Preferred Stock: On March 21, 2017, the Company completed a registered direct offering of (i) 3,000 newly-designated Series B-1 convertible preferred shares, par value $0.01 per share, and common shares underlying such Series B-1 convertible preferred shares, and (ii) warrants to purchase 6,500 of Series B-1 convertible preferred shares, 6,500 of Series B-1 convertible preferred shares underlying such warrants, and common shares underlying such Series B-1 convertible preferred shares. Concurrently with the registered direct offering, the Company completed an offering of warrants to purchase 140,500 of Series B-2 convertible preferred shares in a private placement, in reliance on Regulation S under the Securities Act. The securities in the registered direct offering and private placement were issued and sold to Kalani Investments Limited (or “Kalani”), an entity not affiliated with the Company, pursuant to a Securities Purchase Agreement. In connection with the private placement, the Company entered into a Registration Rights Agreement with Kalani, pursuant to which the investor was granted certain registration rights with respect to the securities issued and sold in the private placement. The Series B convertible preferred shares are convertible at any time at the option of the holder into common shares at an initial conversion price of $7.00 per common share, provided that a certain minimum trading volume of the Company's common shares on the conversion date is met. At the option of Kalani, the preferred stock may be alternatively converted into common shares at a per share price equal to the higher of (i) 92.25% of the lowest daily volume weighted average price on any trading day during the 5 consecutive trading day period ending on and including the conversion date and (ii) $0.50. Kalani may elect to convert the preferred stock into shares of common stock at the conversion price or alternate conversion price then in effect, at any time. The Series B preferred warrants are exercisable into Series B convertible preferred shares at any time at the option of the holder thereof at an exercise price of $1,000 per Series B convertible preferred share.

The Company in its assessment for the accounting of the Series B-1 and B-2 convertible preferred shares has taken into consideration ASC 480 "Distinguishing liabilities from equity" and determined that the preferred shares should be classified as equity instead of liability. The Company further analysed key features of the preferred shares to determine whether these are more akin to equity or to debt and concluded that the Series B-1 and B-2 convertible preferred shares are equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. Upon exercise of the warrants, the holder is entitled to receive preferred shares. ASC 480 "Distinguishing liabilities from equity" requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. The Company determined that the fair value of the warrants at inception and at December 31, 2018 is immaterial. As at December 31, 2018, 100,010 warrants remained outstanding.

In 2018 and 2017, the Company received net equity proceeds, after deducting offering expenses payable by the Company, of $17,413 and $31,989, respectively. In 2018, an aggregate of 17,490 preferred warrants were exercised for the sale of an equal number of preferred shares and, in aggregate, 17,529 Series B convertible preferred shares were converted to 10,250,265 common shares, thus leaving 250 Series B convertible preferred shares outstanding as of December 31, 2018. Subsequent to the balance sheet date, all outstanding preferred shares were converted to common shares (Note 12). In 2017, an aggregate of 32,500 Series B convertible preferred shares were issued, out of which 32,211 were converted to 4,049,733 common shares, thus leaving 289 Series B convertible preferred shares outstanding as of December 31, 2017.

(c) Issuance of Series C Preferred Stock: On May 30, 2017, the Company issued 100 shares of its newly-designated Series C Preferred Stock, par value $0.01 per share, to DSI, in exchange for a reduction of $3,000 in the principal amount of the Company's outstanding loan (Note 3). The Series C Preferred Stock has no dividend or liquidation rights. The Series C Preferred Stock votes with the common shares of the Company, and each share of the Series C Preferred Stock entitles the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of the Company. The issuance of shares of Series C Preferred Stock to DSI was approved by an independent committee of the Board of Directors of the Company, which received a fairness opinion from independent third parties that the transaction was fair from a financial point of view to the Company. As of December 31, 2018, the 100 Series C Preferred Stock remained outstanding.

(d) Compensation Cost on Restricted Common Stock: On February 9, 2018, the Company’s Board of Directors approved an amendment to the 2015 Equity Incentive Plan, to increase the aggregate number of shares issuable under the plan to 550,000 shares. On February 9, 2018, the Company issued 161,700 restricted common shares as an award to the executive management and the non-executive directors, pursuant to the Company’s Board of Directors’ decision of February 9, 2017. The fair value of the award was $380 and the number of shares issued was based on the share closing price of February 9, 2018. One third of the shares vested on February 9, 2018 and the remainder two thirds will vest ratably over two years from the issuance date. As at December 31, 2018, 388,300 restricted common shares remained reserved for issuance under the Plan.

Moreover, on February 15, 2018, the Company's Board of Directors approved a one-time award of restricted common stock, which was proposed by the Company's compensation committee, with an aggregate value of $5,000, to the Company's executive officers and non-executive directors, in recognition of the successful refinancing of the Company's RBS loan in 2017. In this respect, a number of 5,747,786 restricted shares were issued on February 15, 2019 and their number was defined based on the share closing price of February 15, 2019 (Note 12). One third of the shares vested on the issuance date and the remainder two thirds will vest ratably over two years from the issuance date. In 2018, compensation cost of $1,464 was recognized in connection with the specific award and is included in General and administrative expenses in the accompanying consolidated statements of operations and in Other liabilities, non-current in the accompanying consolidated balance sheets.

During 2018, 2017 and 2016, aggregate compensation cost on restricted stock amounted to $1,587, $1,171, and $1,119 respectively, and is included in General and administrative expenses in the accompanying consolidated statements of operations. At December 31, 2018 and 2017, the total unrecognized compensation cost relating to restricted share awards was $3,680 and $267, respectively.

During the year ended December 31, 2018, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2017	-	$-
Granted	161,700	2.35
Vested	(53,899)	2.35
Forfeited or expired	-	-
Outstanding at December 31, 2018	107,801	$2.35

As at December 31, 2018, the weighted-average period over which the total compensation cost related to non-vested awards, as presented above, is expected to be recognized, is 0.61 years.